POST-EMPLOYMENT BENEFITS - Defined benefit plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
POST-EMPLOYMENT BENEFITS
Eligible age	67 years
Plan assets	€ 0
Net defined benefit obligation	978	€ 894	€ 887	€ 1,173
Present value of the defined benefit obligation
POST-EMPLOYMENT BENEFITS
Net defined benefit obligation	€ 978	€ 894	€ 887